Suite 1400, 4208 Six Forks Road Raleigh, NC 27609 t 919 420 1700 f 919 420 1800

June 28, 2013	direct dial 919 420 1832 direct fax 919 510 6150 tsteed@kilpatricktownsend.com

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	WST Investment Trust (the “Trust”) (File No. 333-***** AND 811-22858), on behalf of the WST Asset Manager – U.S. Equity Fund (the “Fund”), the sole series of the Trust

Ladies and Gentlemen:

Transmitted for filing is the Registration Statement on Form N-1A for the Fund.  Also being transmitted concurrently with the Form N-1A Registration Statement is the Form N-8A Notification of Registration under the Investment Company Act of 1940, as amended.  Pursuant to Securities Act Release No. 33-7331, no fees are being paid with these filings.

Please contact the undersigned with any questions or comments regarding this filing.

Sincerely,
/s/ Thomas W. Steed III
Thomas W. Steed III

cc:	Roger H. Scheffel Jr.
Matthew S. Chambers, Esq.